Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance income
Net interest income on pensions and other post-retirement benefit obligations	£ 98	£ 100	£ 85
Interest income on financial instruments:
Bank deposits and other financial assets	341	139	80
Dividends received on equities held at fair value through other comprehensive income (FVOCI)	1	1	1
Net gains/(losses) on FVTPL financial assets	1	4	(28)
Other income	9	4	0
Finance income	450	248	138
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts	(110)	(140)	(328)
Other borrowings	(1,553)	(1,424)	(1,330)
Interest on derivatives	(285)	(277)	(170)
Unwinding of discount on provisions and other payables	(130)	(102)	(88)
Other interest	(26)	(31)	(13)
Derivatives designated as hedges for hedge accounting	4	13	22
Derivatives not designated as hedges for hedge accounting	(1)	(2)	60
Less: interest capitalised	294	251	249
Finance costs	(1,807)	(1,712)	(1,598)
Finance income and costs	(1,357)	(1,464)	(1,460)
Net foreign exchange gain (loss) on financing activities	£ 241	£ 271	£ (86)
Capitalisation rate of borrowing costs eligible for capitalisation	4.30%	4.70%	4.70%
Tax relief on capitalised interest	£ 39	£ 39	£ 30
Amount of accretion on inflation linked liabilities	£ 152	£ 208	£ 483